Related party transactions and balances (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)
K.H. Goh Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Rent paid	$ 104,760	$ 138,210	$ 138,210
Ms. Lung Lay Hua [Member]
Related Party Transaction [Line Items]
Director fees	180,973	238,758	256,294
Other liabilities	149		885	$ 196
Director fee payable			10,000
Mr. Goh Kian Hwa [Member]
Related Party Transaction [Line Items]
Director fees	180,302	237,873	256,294
Other liabilities			677
Director fee payable			10,000
Mr. Chew Kim Chwee [Member]
Related Party Transaction [Line Items]
Director fees	$ 88,798	$ 117,151	141,103
Director fee payable			$ 10,000